Significant Accounting Policies (Details) (KRW) In Thousands, unless otherwise specified					1 Months Ended
	Dec. 31, 2013 Gravity Interactive, Inc.	Dec. 31, 2013 Gravity Entertainment Corporation	Dec. 31, 2013 NeoCyon, Inc.	Dec. 31, 2013 Gravity Middle East & Africa FZ-LLC	Aug. 31, 2013 Gravity Games Corporation	Dec. 31, 2013 Gravity Games Corporation	Oct. 31, 2010 Gravity Games Corporation	Aug. 31, 2012 Gravity CIS Co., Ltd.	Aug. 31, 2012 Gravity RUS Co., Ltd.
Subsidiary or Equity Method Investee
Percentage of Ownership	100.00%	100.00%	96.11%	100.00%		85.50%
Percentage of Ownership					34.67%		50.83%
Changes in ownership interest in subsidiaries					319,000
Percentage of ownership interest surrendered								100.00%	99.99%